Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Schedule of Net Income (Loss) Per Share [Abstract]
Net income					$ 404,616
Accretion of carrying value to redemption value					(10,472,899)
Net loss including accretion of carrying value to redemption value	$ (842,326)	$ (167,985)	$ (2,107,898)	$ (9,858,430)	$ (10,068,283)